UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6536
Van Kampen Trust For Investment Grade New Jersey Municipals

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 168.6%
	New Jersey 141.8%
$2,250	Bergen Cnty, NJ Util Auth Wtr Sys (AMBAC Insd)	5.000%	12/15/31	$2,348,752
1,500	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev Evergreens Proj	5.625	01/01/38	1,279,125
2,000	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (NATL Insd)	*	09/01/14	1,760,900
2,500	Camden Cnty, NJ Muni Util Auth Swr Rev Cap Apprec, Ser B (NATL Insd)	*	09/01/15	2,091,600
4,095	Camden, NJ (AGM Insd)	*	02/15/11	4,035,745
1,000	Colt’s Neck Twp, NJ Brd Ed (AGM Insd)	5.000	02/01/21	1,140,540
1,500	Cumberland Cnty, NJ Impt Auth Solid Waste Sys Rev, Ser A	5.000	01/01/30	1,479,465
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	08/01/19	1,211,538
1,845	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	02/01/25	866,578
2,850	East Orange, NJ Brd Ed Ctf Part Cap Apprec (AGM Insd)	*	02/01/28	1,103,064
2,330	Edgewater, NJ Muni Util Auth Rev Swr Rfdg (NATL Insd) (a)	*	11/01/12	2,256,465
775	Essex Cnty, NJ Util Auth Solid Waste Rev Rfdg (AGL Insd)	5.000	04/01/21	848,299
1,020	Mantua Twp, NJ Sch Dist Rfdg (NATL Insd)	5.000	03/01/15	1,093,226

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$7,055	Mercer Cnty, NJ Impt Auth Rev Cap Apprec Gtd Solid Waste Rfdg	*	04/01/12	$6,877,002
1,000	Middlesex Cnty, NJ Impt Auth Rev Admin Bldg Residential Proj (FNMA Collateralized) (AMT)	5.350%	07/01/34	1,003,750
1,500	New Jersey Econ Dev Auth Middlesex Wtr Co Proj Rfdg (AMBAC Insd) (AMT)	5.100	01/01/32	1,414,935
500	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/26	423,495
500	New Jersey Econ Dev Auth Ret Cmnty Rev Seabrook Vlg Inc Fac Rfdg	5.250	11/15/36	401,855
2,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	1,871,160
1,000	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	924,590
2,000	New Jersey Econ Dev Auth Rev First Mtg Winchester, Ser A	5.800	11/01/31	1,970,640
2,000	New Jersey Econ Dev Auth Rev Kapkowski Rd Landfill Proj Rfdg	5.750	10/01/21	1,886,200
7,000	New Jersey Econ Dev Auth Rev Motor Vehicle, Ser A (BHAC Insd) (b)	5.250	07/01/26	8,128,680
525	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125	06/15/27	465,948
700	New Jersey Econ Dev Auth Rev Newark Downtown Dist Mgmt Corp	5.125	06/15/37	574,504
1,250	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser BB	5.000	09/01/34	1,276,688

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,500	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser N-1 (AMBAC Insd)	5.500%	09/01/26	$1,706,100
1,000	New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500	12/15/34	1,077,400
7,000	New Jersey Econ Dev Auth Rev Sch Fac, Ser U (AGM Insd) (b)	5.000	09/01/32	7,254,520
10,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	11,775,200
1,000	New Jersey Hlthcare Fac Fin Auth Rev Cap Hlth Sys Oblig Grp, Ser A (Prerefunded @ 7/01/13)	5.375	07/01/33	1,122,900
1,500	New Jersey Hlthcare Fac Fin Auth Rev Children’s Specialized Hosp, Ser A	5.500	07/01/36	1,425,870
1,095	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (a)	6.500	07/01/11	1,150,933
4,250	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (AGM Insd) (a)	6.750	07/01/19	5,313,902
1,000	New Jersey Hlthcare Fac Fin Auth Rev Hackensack Univ Med Ctr (AGL Insd)	5.125	01/01/27	1,031,810
2,000	New Jersey Hlthcare Fac Fin Auth Rev Meridian Hlth Conv, Ser I (AGL Insd)	5.000	07/01/38	1,999,920
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr Oblig Grp (ACA Insd)	5.250	07/01/28	783,480
700	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	704,655

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$315	New Jersey Hlthcare Fac Fin Auth Rev Saint Mary Hosp (a)	5.875%	07/01/12	$335,664
2,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	2,253,264
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/36	1,923,380
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp	5.000	07/01/46	1,881,500
2,000	New Jersey Hlthcare Fac Fin Auth Rev South Jersey Hosp (Prerefunded @ 7/01/12)	6.000	07/01/32	2,246,140
2,410	New Jersey Hlthcare Fac Fin Holy Name Hosp	5.000	07/01/36	2,019,966
1,000	New Jersey Hlthcare Fac Kennedy Hlth Sys	5.625	07/01/31	1,005,840
1,000	New Jersey Hlthcare Fac Saint Clare’s Hosp Inc Rfdg, Ser A (Radian Insd) (a)	5.250	07/01/23	1,183,770
560	New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America, Ser G (Prerefunded @ 7/01/10)	5.875	07/01/12	575,854
1,000	New Jersey St Ed Fac Auth Rev Beth Medrash Govoha America, Ser G (Prerefunded @ 7/01/10)	6.375	07/01/30	1,034,610
500	New Jersey St Ed Fac Auth Rev Monmouth Univ, Ser D	5.125	07/01/24	492,720
5,000	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser 1A (b)	5.000	12/01/25	5,081,300
3,150	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser 1A (b)	5.000	12/01/26	3,179,075
1,500	New Jersey St Higher Ed Assistance Auth Student Ln Rev, Ser A	5.625	06/01/30	1,568,025

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,270	New Jersey St Hsg & Mtg Fin Agy Multi-Family Hsg Rev, Ser A (AMBAC Insd) (AMT)	5.550%	05/01/27	$1,270,318
1,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser U (AMT)	5.000	10/01/37	973,620
1,880	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd) (a)	6.500	01/01/16	2,196,329
390	New Jersey St Tpk Auth Tpk Rev, Ser C (NATL Insd)	6.500	01/01/16	464,248
1,600	New Jersey St Trans Tr Fd Cap Apprec Sys, Ser A	*	12/15/30	473,296
2,000	New Jersey St Trans Tr Fd Cap Apprec Sys, Ser A	*	12/15/31	554,560
6,000	New Jersey St Trans Tr Fd Sys, Ser A	*	12/15/39	994,140
600	Newark, NJ Hsg Auth Hsg Rev South Ward Police Fac (AGL Insd)	6.750	12/01/38	675,300
1,000	North Hudson Swr Auth NJ Swr Rev Rfdg, Ser A (NATL Insd)	5.250	08/01/16	1,027,410
1,000	North Hudson Swr Auth NJ Swr Rev Rfdg, Ser A (NATL Insd)	5.250	08/01/17	1,021,220
5,000	Rahway Valley, NJ Swr Auth Swr Cap Apprec, Ser A (NATL Insd)	*	09/01/32	1,307,200
710	Rutgers St Univ of NJ Rfdg, Ser A	6.400	05/01/13	771,465
1,300	Salem Cnty, NJ Impt Auth Rev City Gtd Fin Law St Office Bldg (AGM Insd)	5.250	08/15/32	1,379,170
3,500	Tobacco Settlement Fin Corp NJ (Prerefunded @ 6/01/12)	6.000	06/01/37	3,918,075
7,825	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	5,433,445

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,585	Union Cnty, NJ Util Auth Sub Lease Ogden Martin, Ser A (AMBAC Insd) (AMT)	5.350%	06/01/23	$1,585,111
1,000	University Med & Dent, Ser A (NATL Insd)	5.000	09/01/17	1,020,700

				133,928,149

	New York 11.9%
5,000	Port Auth NY & NJ Cons 144th (b)	5.000	10/01/35	5,156,950
3,700	Port Auth NY & NJ Cons 152nd (b)	5.000	11/01/28	3,692,304
2,000	Port Auth NY & NJ Cons 85th (NATL Insd)	5.375	03/01/28	2,360,120

				11,209,374

	Guam 3.6%
1,000	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	1,010,830
1,230	Guam Intl Arpt Auth Gen, Ser B (NATL Insd)	5.250	10/01/20	1,250,418
1,250	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.125	10/01/29	1,155,112

				3,416,360

	Puerto Rico 7.4%
550	Puerto Rico Comwlth Infrastrucure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500	07/01/27	541,502
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.000	07/01/28	989,280
1,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	999,960
2,000	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.500	07/01/21	2,110,140
25	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	28,875
660	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Conv Cap Apprec, Ser A (c)(d)	0.000/6.250	08/01/33	377,289

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$435	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (c)	5.375%	08/01/39	$429,606
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.750	08/01/37	1,534,155

				7,010,807

	U.S. Virgin Islands 3.9%
2,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	2,039,640
725	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	765,760
870	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt A	6.000	10/01/39	874,984

				3,680,384

Total Long-Term Investments 168.6% (Cost $155,078,299)				159,245,074
Total Short-Term Investments 1.2% (Cost $1,100,000)				1,100,000

Total Investments 169.8% (Cost $156,178,299)				160,345,074

Liability for Floating Rate Note Obligations Related to Securities Held (20.0%) (Cost ($18,890,000))
(18,890)	Notes with interest rates ranging from 0.18% to 0.29% at January 31, 2010 and contractual maturities of collateral ranging from 2025 to 2035 (e)			(18,890,000)

Total Net Investments 149.8% (Cost $137,288,299)				141,455,074
Other Assets in Excess of Liabilities 1.8%				1,737,430
Preferred Shares (including accrued distributions) (51.6%)				(48,751,910)

Net Assets Applicable to Common Shares 100.0%				$94,440,594

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued
Percentages are calculated as a percentage of net assets applicable to common shares.

* Zero coupon bond

(a) Escrowed to Maturity

(b) Underlying security related to Inverse Floaters entered into by the Trust.

(c) Security purchased on a when-issued or delayed delivery basis.

(d) Security is a “Step up” bond where the coupon increases or steps up at a predetermined rate.

(e) Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2010.

ACA — American Capital Access

AGL — Assured Guaranty Ltd.

AGM — Assured Guaranty Municipal Corp.

AMBAC — AMBAC Indemnity Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corp.

Comwth — Commonwealth of Puerto Rico

FNMA — Federal National Mortgage Association

NATL — National Public Finance Guarantee Corp.

Radian — Radian Asset Assurance
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen Trust for Investment Grade New Jersey Municipals
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$—	$159,334,244	$—	$159,334,244
Issued by Foreign Governments	—	1,010,830	—	1,010,830

Total Investments in an Asset Position	$—	$160,345,074	$—	$160,345,074

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Trust For Investment Grade New Jersey Municipals

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010